Summary of significant accounting policies (Details 4)	12 Months Ended
Dec. 31, 2012
Warranty cost
Guarantee for defects in materials and workmanship	10 years
Warranty period of solar modules against decline of more than 10% of initial power generation capacity	10 years
Warranty period of solar modules against decline of more than 20% of initial power generation capacity	25 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Warranty accrual rate as a percent of solar module revenue	1.00%